Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expenses [Abstract]
Domestic (Israel)	$ 58	$ 45	$ 360
Foreign	38	67	91
Income tax expenses	96	112	451
Deferred:
Domestic
Foreign
Total